Leases - Schedule of Leases Certain Assets Under Lease Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Cost Balance Beginning	$ 1,956,243	$ 1,556,404
Cost Balance Ending	1,894,714	1,956,243
Additions	73,473	697,102
Deletions	(20,742)
Reduction		(349,697)
Effects of currency translation	(114,260)	52,434
Accumulated amortization
Accumulated amortization Balance Beginning	624,073	378,709
Accumulated amortization Balance Ending	883,183	624,073
Depreciation	311,027	296,400
Deletions	(9,866)
Reduction		(66,776)
Effects of currency translation	(42,051)	15,740
Net book value
Net book value	1,011,531	1,332,170
Office Equipment [Member]
Cost
Cost Balance Beginning	28,429	64,226
Cost Balance Ending	26,794	28,429
Additions
Deletions
Reduction		(36,907)
Effects of currency translation	(1,635)	1,110
Accumulated amortization
Accumulated amortization Balance Beginning	17,927	20,707
Accumulated amortization Balance Ending	26,752	17,927
Depreciation	10,089	4,684
Deletions
Reduction		(8,000)
Effects of currency translation	(1,264)	536
Net book value
Net book value	42	10,502
Laboratory Equipment [Member]
Cost
Cost Balance Beginning	94,062	362,970
Cost Balance Ending	116,655	94,062
Additions	37,115	38,943
Deletions	(8,056)
Reduction		(312,790)
Effects of currency translation	(6,466)	4,939
Accumulated amortization
Accumulated amortization Balance Beginning	37,485	77,838
Accumulated amortization Balance Ending	56,295	37,485
Depreciation	21,460	17,015
Deletions
Reduction		(58,776)
Effects of currency translation	(2,650)	1,408
Net book value
Net book value	60,360	56,577
Vehicle [Member]
Cost
Cost Balance Beginning	169,115	94,008
Cost Balance Ending	147,164	169,115
Additions		70,914
Deletions	(12,686)
Reduction
Effects of currency translation	(9,265)	4,193
Accumulated amortization
Accumulated amortization Balance Beginning	74,724	22,109
Accumulated amortization Balance Ending	108,915	74,724
Depreciation	49,128	50,925
Deletions	(9,866)
Reduction
Effects of currency translation	(5,071)	1,690
Net book value
Net book value	38,249	94,391
Office [Member]
Cost
Cost Balance Beginning	1,664,637	1,035,200
Cost Balance Ending	1,604,101	1,664,637
Additions	36,358	587,245
Deletions
Reduction
Effects of currency translation	(96,894)	42,192
Accumulated amortization
Accumulated amortization Balance Beginning	493,937	258,055
Accumulated amortization Balance Ending	691,221	493,937
Depreciation	230,350	223,776
Deletions
Reduction
Effects of currency translation	(33,066)	12,106
Net book value
Net book value	$ 912,880	$ 1,170,700